Related-Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Related-Party Transactions [Abstract]
Schedule Of Related Party Transactions

Amounts payable to (receivable from) members related to income taxes under the tax sharing agreement and reported on our balance sheet consisted of the following:

	At September 30, 2018			At December 31, 2017
	STH	Texas Transmission	Total	EFH Corp.	Texas Transmission	Total

Federal income taxes payable (receivable)	$13	$3	$16	$(21)	$(5)	$(26)
Texas margin taxes payable	16	-	16	21	-	21
Net payable (receivable)	$29	$3	$32	$-	$(5)	$(5)

Cash payments made to (received from) members related to income taxes consisted of the following:

	Nine Months Ended September 30, 2018				Nine Months Ended September 30, 2017
	STH	EFH Corp.	Texas Transmission	Total	EFH Corp.	Texas Transmission	Total

Federal income taxes	$41	$(19)	$6	$28	$(102)	$(12)	$(114)
Texas margin taxes	21	-	-	21	20	-	20
Total payments (receipts)	$62	$(19)	$6	$49	$(82)	$(12)	$(94)

Amounts payable to (receivable from) members related to income taxes under the agreement and reported on our balance sheet consisted of the following:

	At December 31, 2017			At December 31, 2016
	EFH Corp.	Texas Transmission	Total	EFH Corp.	Texas Transmission	Total

Federal income taxes receivable	$(21)	$(5)	$(26)	$(62)	$(18)	$(80)
Texas margin taxes payable	21	-	21	20	-	20
Net payable (receivable)	$-	$(5)	$(5)	$(42)	$(18)	$(60)

Cash payments made to (received from) members related to income taxes consisted of the following:

	Year Ended December 31, 2017			Year Ended December 31, 2016			Year Ended December 31, 2015
	EFH Corp.	Texas Transm.	Total	EFH Corp.	Texas Transm.	Total	EFH Corp.	Texas Transm.	Total

Federal income taxes	$(102)	$(12)	$(114)	$-	$-	$-	$108	$27	$135
Texas margin taxes	20	-	20	20	-	20	24	-	24
Total payments (receipts)	$(82)	$(12)	$(94)	$20	$-	$20	$132	$27	$159